Share based compensation	12 Months Ended
Dec. 31, 2016
Share based compensation [Abstract]
Share based compensation
22.	Share based compensation

(a)	Share options

Pre-2009 Scheme Options

Grant of options

Before the adoption of the Employee Equity Incentive Scheme (the “2009 Incentive Scheme”), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009 respectively. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as “Pre-2009 Scheme Options”).

Vesting of options

These Pre-2009 Scheme Options will vest over a four years’ service period, with 25% of the options vesting after the first anniversary of the vesting inception date and the remaining 75% in six equal installments over the following 36 months. The options may be exercised provided that both the service conditions and a performance condition are met. The performance condition is defined to be i) an initial public offering, ii) completion of a financing meeting certain criteria, iii) an internal reorganization, or iv) a voluntary winding up of Duowan BVI. The performance condition that is tied to completion of a financing fulfilling certain criteria was met in June 2008 or November 2009.

The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2014, 2015 and 2016:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, vested and exercisable, December 31, 2013	13,222,005	0.0059	4.40	33,162
Exercised	(5,841,660)	0.0057	3.24

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959
Exercised	(6,611,970)	0.0061	2.46

Outstanding, vested and exercisable, December 31, 2015	768,375	0.0067	2.99	2,395
Exercised	(234,720)	0.0067	2.00

Outstanding, vested and exercisable, December 31, 2016	533,655	0.0067	1.98	1,048

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

The aggregate intrinsic value in the table above represents the difference between the Company’s common shares as of December 31, 2014, 2015 and 2016 and the exercise price.

Upon the completion of the IPO, the fair value of share options granted to a non-employee with nil exercise price was assessed to be equivalent to the fair value of the Company’s common share. These share options were remeasured at the stock price of the Company’s common share as of December 31, 2015 and 2016.

The total intrinsic value of options exercised during the year ended December 31, 2014, 2015 and 2016 amounted to RMB134,844, RMB122,956 and RMB3,270, respectively. Since all the share options have been vested, no share based compensation expense related to share options were incurred for the years ended December 31, 2014, 2015 and 2016.

(b)	Restricted shares

Since January 1, 2010, Duowan BVI granted 61,250,677 restricted shares to employees and 100,000 restricted shares to a non-employee pursuant to the 2009 Incentive Scheme. As of December 31, 2015, the restricted shares granted to employees and the non-employee were fully vested.

Vesting of restricted shares

The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months. Under the restricted shares agreement, no shares may be sold or transferred prior to the occurrence of an exit event, as defined in the respective restricted share agreements as: i) a listing on any recognized stock exchange, ii) a sale by Duowan BVI of all or substantially all of its assets, iii) a sale of all of the issued capital of Duowan BVI, or iv) passing for court order of winding up of Duowan BVI.

If the employee terminates employment, the service vested portion of the restricted shares may be subject to: (i) repurchase (subject to Company’s sole discretion) by Duowan BVI at fair value of common shares of Duowan BVI which is assessed by the Company with the assistance of an independent valuation firm; or (ii) be held by a person who is an existing employee of the Group and is designated by the leaving restricted share holder according to a properly signed escrow agreement to hold such shares for and on his/her behalf. If the leaving employee fails to deliver a properly signed agreement to Duowan BVI within 30 days from receipt of the notification from Duowan BVI, such service vested shares shall automatically lapse and expire.

The following table summarizes the restricted shares activity for the years ended December 31, 2014, 2015 and 2016:

		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2013	4,673,725	0.6144
Forfeited	(159,410)	0.9362
Vested	(4,514,315)	0.6030

Outstanding, December 31, 2014, 2015 and 2016	-	-

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2014, 2015 and 2016, the Company recorded share based compensation of RMB3,771 , nil and nil, respectively, using the graded-vesting method for employees and non-employee.

(c)	Restricted Share Units

On September 16, 2011, the board of directors of the Company approved the 2011 Share Incentive Scheme. In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

Prior to December 31, 2013, the Company granted 57,310,210 restricted share units to employees and 48,000 restricted share units to non-employee pursuant to the 2011 Share Incentive Plan.

During the years ended December 31, 2014, 2015 and 2016, the Company granted restricted share units to employees of 9,912,595, 16,012,644 and 1,530,008 respectively pursuant to the 2011 Share Incentive Plan.

No restricted share units were granted to non-employees during the year ended December 31, 2014, 2015 and 2016.

The following table summarizes the restricted share units activity for the years ended December 31, 2014, 2015 and 2016:

		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2013	44,302,600	0.9639

Granted	9,912,595	3.5805
Forfeited	(3,125,430)	1.1859
Vested	(12,283,670)	1.0144

Outstanding, December 31, 2014	38,806,095	1.5984

Granted	16,012,644	3.3358
Forfeited	(7,312,548)	1.8920
Vested	(11,222,589)	1.4374

Outstanding, December 31, 2015	36,283,602	2.3535

Granted	1,530,008	1.8618
Forfeited	(4,628,202)	2.7386
Vested	(12,229,688)	2.0151

Outstanding, December 31, 2016	20,955,720	2.4320

Expected to vest at December 31, 2016	20,568,083	2.4312

For the years ended December 31, 2014, 2015 and 2016, the Company recorded share based compensation of RMB130,718 , RMB152,205 and RMB143,350, using the graded-vesting attribution method.

As of December 31, 2016, total unrecognized compensation expense relating to the restricted share units was RMB127,905. The expense is expected to be recognized over a weighted average period of 0.96 years using the graded-vesting attribution method.

(d)	Share based awards granted to an employee of a subsidiary

The Company completed a business combination in 2014 by acquiring 100% of equity interests in two vocational training companies, namely Xingxue and Beijing Huanqiu Chuangzhi Software Co., Ltd.. In 2015, the Company granted share based awards of Xingxue to one of Xingxue's key employee (the “Employee”).

Under the arrangements entered into by the Company and the Employee, the Employee was granted 20% of Xingxue’s equity interests with immediate effect and entitled to purchase additional equity interests of Xingxue subject to the achievement of certain financial performance metrics of Xingxue (“call option”). These awards were regarded as share based awards with performance conditions. The Company would recognize compensation cost for awards with performance conditions if and when the Company concluded that it was probable that the performance condition would be achieved.

In 2015 and 2016, the Company recorded share based compensation of RMB32,593 and RMB13,364 respectively for the share based awards granted to the Employee.

(e)	Other share based compensation

For the years ended December 31, 2014, 2015 and 2016, the Company recorded share based compensation of RMB143, RMB574 and RMB572 for restricted shares to the founder of a subsidiary of a variable interest entity.